Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities.
Lease liabilities

18.Lease liabilities

	2024	2023
	US$’000	US$’000
At beginning of financial year	157,839	227,483
Additions	68,177	16,095
Lease remeasurement	108,036	49,625
Disposals	—	(41,851)
Repayments	(102,764)	(93,513)
At end of financial year	231,288	157,839
Non-current	60,588	78,363
Current	170,700	79,476
	231,288	157,839